sea

ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.7%
	MONEY MARKET FUNDS - 99.7%
1,004,833	Fidelity Treasury Portfolio, Class I, 4.19%(a)	$ 1,004,833
34,850,903	First American Treasury Obligations Fund, Class X, 4.23%(a)	34,850,903
	TOTAL MONEY MARKET FUNDS (Cost $35,855,736)	35,855,736

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,855,736)	35,855,736

	TOTAL INVESTMENTS - 99.7% (Cost $35,855,736)	$ 35,855,736
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	124,456
	NET ASSETS - 100.0%	$ 35,980,192

(a) Rate disclosed is the seven day effective yield as of January 31, 2023.